Decommissioning provision - Disclosure of decommissioning provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Decommissioning Provision [Abstract]
Provisions, beginning of year	$ 11,389	$ 12,129
Decommissioning costs and change in estimates	(1,016)	(1,356)
Accretion on decommissioning provision	627	616
Provisions, end of year	$ 11,000	$ 11,389